Leases - Schedule of Other Information of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating cash flow from operating lease	$ 302,788	$ 162,560
Right-of-use assets obtained in exchange for operating lease liabilities	$ 720,867	$ 197,524
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	1 year 2 months 30 days	1 year 2 months 30 days
Maximum [Member]
Remaining lease term for operating lease (years)	4 years 6 months 29 days	2 years 8 months 2 days